EQUITY-ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions		6 Months Ended
	Mar. 17, 2023 USD ($) MW	Jun. 30, 2023 USD ($)
Disclosure of joint ventures [line items]
Share of net earnings		$ 108
378 MW US Hydroelectric Portfolio
Disclosure of joint ventures [line items]
Percentage of ownership interest sold	78.00%
Hydro power capacity | MW	378
Ownership interest	22.00%
Share of net earnings	$ 105
378 MW US Hydroelectric Portfolio | Brookfield Corporation Affiliates
Disclosure of joint ventures [line items]
Ownership interest	28.00%